Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Supervisory Board
Transactions between the Company and related parties
Schedule of transactions between company and related parties

The remuneration of the supervisory board members in 2018 is set out in the table below:

	2018
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	69	105
Mr. Antoine Papiernik	72	—	—	72
Ms. Alison Lawton	31	—	75	106
Mr. Paul Baart	80	—	—	80
Mr. James Shannon	33	—	73	106
	252	—	217	469

The remuneration of the supervisory board members in 2017 is set out in the table below:

	2017
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	87	123
Mr. Henri Termeer	28	—	160	188
Mr. Antoine Papiernik	76	—	—	76
Ms. Alison Lawton	31	—	99	130
Mr. Paul Baart	84	—	—	84
Mr. James Shannon	33	—	92	125
	288	—	438	726

The 2016 remuneration is set out in the table below:

	2016
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	52	88
Mr. Henri Termeer	31	—	51	82
Mr. Antoine Papiernik	78	—	—	78
Ms. Alison Lawton	31	—	74	105
Mr. Paul Baart	82	—	—	82
Mr. James Shannon	29	—	27	56
	287	—	204	491

Key management personnel
Transactions between the Company and related parties
Schedule of transactions between company and related parties

Our management board is supported by our officers, or senior management. The total remuneration of the management board and senior management in 2018 amounted to € 5,481,000 with the details set out in the table below:

	2018
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	726	9	668	1,403
Mr. R.K. Beukema[2]	809	16	464	1,289
Management Board	1,535	25	1,132	2,692
Senior Management	1,726	64	999	2,789
	3,261	89	2,131	5,481

1	Short term employee benefits includes a bonus for Mr. Daniel de Boer, of € 281,000 based on goals realised in 2018.
2	Short term employee benefits includes a bonus for Mr. René Beukema, of € 134,000 based on goals realised in 2018 and a severance payment of € 324,000.

The total remuneration of the management board and senior management in 2017 amounted to € 5,096,000 with the details set out in the table below:

	2017
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	570	8	622	1,200
Mr. R.K. Beukema[2]	411	15	261	687
Management Board	981	23	883	1,887
Senior Management	1,719	66	1,424	3,209
	2,700	89	2,307	5,096
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 217,000 based on goals realised in 2017.
2	Short term employee benefits includes a bonus for Mr. René Beukema of € 113,000 based on goals realised in 2017.

The total remuneration of the management board and senior management in 2016 amounted to € 3,038,000 with the details set out in the table below:

	2016
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	429	7	391	827
Mr. R.K. Beukema[2]	346	13	165	524
Management Board	775	20	556	1,351
Senior Management	1,020	48	619	1,687
	1,795	68	1,175	3,038
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 131,000 based on goals realised in 2016.
2	Short term employee benefits includes a bonus for Mr. René Beukema of € 76,000 based on goals realised in 2016.